Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Oct. 01, 2016	Jul. 02, 2016	Apr. 02, 2016	Dec. 31, 2015	Sep. 26, 2015	Jun. 27, 2015	Mar. 28, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Income from Continuing Operations	$ 632.7	$ 473.5	$ 516.8	$ 402.3	$ 606.3	$ 477.3	$ 511.6	$ 385.1	$ 2,025.3	$ 1,980.3	$ 1,895.5
Loss from Discontinued Operations									(3.5)	(4.9)	(1.1)
Net Income	$ 629.5	$ 473.5	$ 516.6	$ 402.2	$ 602.6	$ 476.1	$ 511.6	$ 385.1	$ 2,021.8	$ 1,975.4	$ 1,894.4
Basic Weighted Average Shares									394.8	398.7	398.2
Effect of Equity Forward Arrangement											0.2
Effect of Stock Options and Restricted Units									2.6	3.2	3.9
Diluted Weighted Average Shares									397.4	401.9	402.3
Basic Earnings per Share:
Continuing operations (in dollars per share)	$ 1.60	$ 1.20	$ 1.31	$ 1.02	$ 1.52	$ 1.20	$ 1.28	$ 0.97	$ 5.13	$ 4.97	$ 4.76
Discontinued operations (in dollars per share)									(0.01)	(0.01)	0.00
Basic Earnings Per Share (in dollars per share)	1.60	1.20	1.31	1.02	1.51	1.19	1.28	0.97	5.12	4.96	4.76
Diluted Earnings per Share:
Continuing operations (in dollars per share)	1.59	1.19	1.30	1.01	1.51	1.19	1.27	0.96	5.10	4.93	4.71
Discontinued operations (in dollars per share)									(0.01)	(0.01)	0.00
Diluted Earnings Per Share (in dollars per share)	$ 1.59	$ 1.19	$ 1.30	$ 1.01	$ 1.50	$ 1.18	$ 1.27	$ 0.96	$ 5.09	$ 4.92	$ 4.71
Employee Stock Option [Member]
Diluted Earnings per Share:
Antidilutive Stock Options Excluded From Computation Of Earnings Per Share									1.5	3.4	2.4